Post-Balance Sheet Events (Details) $ in Millions	3 Months Ended				6 Months Ended
	Sep. 30, 2025 USD ($)	Jun. 30, 2025 USD ($)	Mar. 31, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2026
Disclosure of non-adjusting events after reporting period [line items]
Pension fund surplus		$ 5,521			$ 5,521
Loss on remeasurements of defined benefit plans, net of tax		$ (158)	$ (306)	$ (310)	$ (465)	$ (749)
Forecast
Disclosure of non-adjusting events after reporting period [line items]
Minimum funding threshold percentage							1.25
Pension fund surplus	$ 0
Minimum funding requirement	750
Increase (decrease) in deferred tax liability (asset)	1,617
Loss on remeasurements of defined benefit plans, net of tax	$ 4,654
Increase in gearing	0.004